Related Party Transactions - Summary of Related Party Transactions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Ownership, percentage	100.00%	100.00%
Purchased power	$ 3,854.0	$ 3,111.0
Revenues	7,290.0	6,480.0
Capital contribution received from OPG	0.0	3.0
The Province [Member]
Related Party Transaction [Line Items]
Dividends	301.0	288.0
IESO [Member]
Related Party Transaction [Line Items]
Purchased power	2,506.0	1,808.0
Funding received related to CDM programs	26.0	42.0
OPG [Member]
Related Party Transaction [Line Items]
Purchased power	6.0	8.0
Capital contribution received from OPG	3.0	0.0
Costs related to the purchase of services	3.0	1.0
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues related to provision of services and supply of electricity	8.0	9.0
OEFC [Member]
Related Party Transaction [Line Items]
Purchased power	1.0	2.0
OEB [Member]
Related Party Transaction [Line Items]
OEB fees	9.0	9.0
Ontario Charging Network [Member]
Related Party Transaction [Line Items]
Related party transaction amount	2.0	2.0
Amounts Related To Electricity Rebates [Member] | IESO [Member]
Related Party Transaction [Line Items]
Related party transaction amount	1,588.0	692.0
Transmission [Member]
Related Party Transaction [Line Items]
Revenues	1,740.0	1,652.0
Transmission [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues	1,717.0	1,636.0
Electricity, US Regulated [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues	242.0	240.0
Distribution [Member]
Related Party Transaction [Line Items]
Revenues	5,507.0	4,788.0
Distribution [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues	35.0	$ 35.0
Guarantees [Member]
Related Party Transaction [Line Items]
Other commitments due	491.0
Guarantees [Member] | OCN LP [Member]
Related Party Transaction [Line Items]
Other commitments due	$ 2.5